Other Operating Income and Expense	6 Months Ended
Jun. 30, 2020
Other Operating Income and Expense
Other Operating Income and Expense

12 Other Operating Income and Expense (Unreviewed)[86]

The table below provides an analysis of Reported Other Operating Income and Expense.

	H1 2020	H1 2019	FY 2019	FY 2018
	$m	$m	$m	$m
Hypertension medicines (ex-US, India and Japan)	350	-	-	-
Inderal, Tenormin, Seloken and Omepral (Japan)	51	-	-	-
Synagis (US)	-	515	515	-
Losec (ex-China, Japan, US and Mexico)	-	-	243	-
Seroquel and Seroquel XR (US, Canada, Europe and Russia)	-	-	213	-
Arimidex and Casodex (various countries)	-	-	181	-
Nexium (Europe) and Vimovo (ex-US)	-	-	-	728
Seroquel	-	-	-	527
Legal settlement	-	-	-	346
Atacand	-	-	-	210
Anaesthetics	-	-	-	172
Alvesco, Omnaris and Zetonna	-	-	-	139
Other	200	191	389	405
Total	601	706	1,541	2,527

[86] The Other Operating Income and Expense information included in the table above has not been reviewed by PricewaterhouseCoopers LLP.